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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Locust Wood Capital Advisers, LLC
Address:        1540 Broadway
                Suite 1504
                New York, NY  10036

Form 13F File Number:  28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Paul Morris
Title:          Chief Financial Officer
Phone:          (212) 354-0193
Signature, Place, and Date of Signing:

        /s/ Paul Morris          New York, NY               January 26, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   43

Form I3F Information Table Value Total:   $184,988 (thousands)

List of Other Included Managers:

No.             Form 13F File Number            Name

1.              28-11881                        Locust Wood Capital, LP

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                       FORM 13F INFORMATION TABLE (1)

COLUMN 1                       COLUMN  2          COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6     COL 7        COLUMN 8

                               TITLE OF                       VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION   MNGRS  SOLE  SHARED   NONE
AMERICAN ELEC PWR INC          COM                025537101    6262     180000  SH          SOLE         NONE        180000
ANGLOGOLD ASHANTI LTD          SPONSORED ADR      035128206     804      20000  SH          SOLE         NONE         20000
APPLE INC                      COM                037833100    3161      15000  SH          SOLE         NONE         15000
ATLAS ENERGY INC               COM                049298102    4822     160000  SH          SOLE         NONE        160000
AUTOMATIC DATA PROCESSING IN   COM                053015103    4282     100000  SH          SOLE         NONE        100000
BANK OF AMERICA CORPORATION    UNIT 99/99/9999    060505419    7460     500000  SH          SOLE         NONE        500000
BERKSHIRE HATHAWAY INC DEL     CL B               084670207    5751       1750  SH          SOLE         NONE          1750
CHEVRON CORP NEW               COM                166764100    3465      45000  SH          SOLE         NONE         45000
CISCO SYS INC                  COM                17275R102    5985     250000  SH          SOLE         NONE        250000
CITIGROUP INC                  COM                172967101    6620    2000000  SH          SOLE         NONE       2000000
COLONY FINL INC                COM                19624R106    7028     345000  SH          SOLE         NONE        345000
CONSECO INC                    COM NEW            208464883     750     150000  SH          SOLE         NONE        150000
CORRECTIONS CORP AMER NEW      COM NEW            22025Y407     614      25000  SH          SOLE         NONE         25000
DIAGEO P L C                   SPON ADR NEW       25243Q205    4859      70000  SH          SOLE         NONE         70000
DOW CHEM CO                    COM                260543103    5250     190000  SH          SOLE         NONE        190000
ENTERGY CORP NEW               COM                29364G103    4092      50000  SH          SOLE         NONE         50000
EXXON MOBIL CORP               COM                30231G102    1452      21300  SH          SOLE         NONE         21300
GOLDMAN SACHS GROUP INC        COM                38141G104   11819      70000  SH          SOLE         NONE         70000
GOOGLE INC                     CL A               38259P508    3720       6000  SH          SOLE         NONE          6000
HESS CORP                      COM                42809H107    2420      40000  SH          SOLE         NONE         40000
HEWLETT PACKARD CO             COM                428236103    9272     180000  SH          SOLE         NONE        180000
HOLLY ENERGY PARTNERS L P      COM UT LTD PTN     435763107    1183      29700  SH          SOLE         NONE         29700
HUDSON CITY BANCORP            COM                443683107    2390     174104  SH          SOLE         NONE        174104
HYATT HOTELS CORP              COM CL A           448579102    2385      80000  SH          SOLE         NONE         80000
INTERNATIONAL BUSINESS MACHS   COM                459200101   10472      80000  SH          SOLE         NONE         80000
ISHARES TR INDEX               FTSE XNHUA IDX     464287184     845      20000  SH          SOLE         NONE         20000
JPMORGAN CHASE & CO            COM                46625H100    6384     153200  SH          SOLE         NONE        153200
KAPSTONE PAPER & PACKAGING CO  COM                48562P103    1966     200000  SH          SOLE         NONE        200000
MARSHALL & IISLEY CORP NEW     COM                571837103    1090     200000  SH          SOLE         NONE        200000
MCDONALDS CORP                 COM                580135101    3746      60000  SH          SOLE         NONE         60000
MERCK & CO INC NEW             COM                58933Y105    1706      46682  SH          SOLE         NONE         46682
MICROSOFT CORP                 COM                594918104    6096     200000  SH          SOLE         NONE        200000
MYRIAD PHARMACEUTICALS INC     COM                62856H107     377      75000  SH          SOLE         NONE         75000
ORACLE CORP                    COM                68389X105    6623     270000  SH          SOLE         NONE        270000
PFIZER INC                     COM                717081103    7276     400000  SH          SOLE         NONE        400000
STAR GAS PARTNERS L P          UNIT LTD PARTNR    85512C105    4044     976900  SH          SOLE         NONE        976900
TRAVELERS COMPANIES INC        COM                89417E109    2493      50000  SH          SOLE         NONE         50000
US BANCORP DEL                 COM NEW            902973304    1688      75000  SH          SOLE         NONE         75000
VODAFONE GROUP PLC NEW         SPONS ADR NEW      92857W209    7389     320000  SH          SOLE         NONE        320000
WELLS FARGO & CO NEW           COM                949746101    5533     205000  SH          SOLE         NONE        205000
WELLS FARGO & CO NEW           PERP PFD CONV A    949746804     888        967  SH          SOLE         NONE           967
XTO ENERGY INC                 COM                98385X106    4653     100000  SH          SOLE         NONE        100000
YAHOO INC                      COM                984332106    5873     350000  SH          SOLE         NONE        350000

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(1) Neither this Form 13F Information Table nor the Form 13F Summary Page
includes the managers' holdings of 122,300 preferred shares of "BANK OF AMERICA CORP.," CUSIP 060506831, as of December 31, 2009, the total value of which were $2,341,000; 27,300 units of "BLUEKNIGHT ENERGY PARTNERS L P," CUSIP 09625U109, as of December 31, 2009, the total value of which were $240,000; 200,000 common shares of "GENERAL GROWTH PROPERTIES, INC.," CUSIP 370021107, as of December 31, 2009, the total value of which were $2,312,000; 710,000 units of "KKR PRIVATE EQUITY INVESTORS," CUSIP 9999271D0, as of December 31, 2009, the total value of which were $6,035,000; or 164,970 common shares of "NESTLE S.A. ADR," CUSIP 641069406, as of December 31, 2009, the total value of which were $7,976,000. The reason these securities are not listed is that these securities do not appear on the List of Section 13F Securities for the fourth quarter of fiscal year 2009.